Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Non-Controlling Interests	Redeemable Noncontrolling Interest
BEGINNING BALANCE at Jun. 30, 2021	$ 360,255			$ 360,732		$ (477)
BEGINNING BALANCE (in Shares) at Jun. 30, 2021		60,461,611
Redeemable Non-Controlling Interest Beginning Balance at Jun. 30, 2021							$ 1,682
Out-of-period adjustment	(836)				$ (667)	(169)
Issuance of Series A Stock in business combination	10,521			10,521
Issuance of Series A Stock in business combination, share		1,229,443
Stock-based compensation expense	$ 5,116			5,116
Repurchases of common stock	2,871,894		2,871,894
Treasury Stock, Value, Acquired, Cost Method	$ (26,034)		$ (26,034)
Temporary equity, Net income (loss)							(188)
Net income (loss)	(514)				(425)	(89)
Redeemable Non-Controlling Interest Ending Balance at Jun. 30, 2022	1,494						1,494
ENDING BALANCE at Jun. 30, 2022	348,238		$ (26,034)	376,099	(1,092)	(735)
ENDING BALANCE (in Shares) at Jun. 30, 2022		61,691,054	2,871,894
Stock-based compensation expense	3,440			3,440
Repurchase of public warrants	(172)			(172)
Shareholder distribution							(66)
Temporary equity, Net income (loss)							(146)
Net income (loss)	1,504				1,532	(28)
Redeemable Non-Controlling Interest Ending Balance at Sep. 30, 2022							1,282
ENDING BALANCE at Sep. 30, 2022	360,762		$ (26,034)	379,367	8,192	(763)
ENDING BALANCE (ASC 842 Implementation) at Sep. 30, 2022	7,752				7,752
ENDING BALANCE (in Shares) at Sep. 30, 2022		61,691,054	2,871,894
BEGINNING BALANCE at Jun. 30, 2022	348,238		$ (26,034)	376,099	(1,092)	(735)
BEGINNING BALANCE (in Shares) at Jun. 30, 2022		61,691,054	2,871,894
Redeemable Non-Controlling Interest Beginning Balance at Jun. 30, 2022	1,494						1,494
Stock-based compensation expense	6,737			6,737
Repurchase of public warrants	(172)			(172)
Shareholder distribution							(66)
Vesting of restricted stock	15			15
Vesting of restricted stock, Share		840,186
Taxes paid related to net share settlement of equity awards	(990)	$ (297,212)		(990)
Temporary equity, Net income (loss)							(1,166)
Net income (loss)	(189,063)				(188,967)	(96)
Redeemable Non-Controlling Interest Ending Balance at Jun. 30, 2023	262						262
ENDING BALANCE at Jun. 30, 2023	172,516		$ (26,034)	381,689	(182,308)	(831)
ENDING BALANCE (ASC 842 Implementation) at Jun. 30, 2023	7,751				7,751
ENDING BALANCE (in Shares) at Jun. 30, 2023		62,234,028	2,871,894
Restricted stock units vested (in shares)		233,311
Restricted stock units vested	129			129
Stock-based compensation expense	1,269			1,269
Taxes paid related to net share settlement of equity awards	(23)			(23)
Taxes paid related to net share settlement of equity awards (in shares)		(29,655)
Temporary equity, Net income (loss)							(7)
Net income (loss)	(15,091)				(15,058)	(33)
Redeemable Non-Controlling Interest Ending Balance at Sep. 30, 2023	255						$ 255
ENDING BALANCE at Sep. 30, 2023	$ 158,800		$ (26,034)	$ 383,064	$ (197,366)	$ (864)
ENDING BALANCE (in Shares) at Sep. 30, 2023		62,437,684	2,871,894